Subsequent Events (Details) - Subsequent Event	Jan. 31, 2021 shares
Class B Common Stock
Subsequent Event [Line Items]
Shares to be released from escrow (in shares)	10,000,000
Sponsor | Class A common stock, par value $0.0001 per share
Subsequent Event [Line Items]
Shares to be released from escrow (in shares)	5,000,000
Old Skillz Stockholders | Class A common stock, par value $0.0001 per share
Subsequent Event [Line Items]
Shares to be released from escrow (in shares)	5,000,000